Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Agroz Inc.
Entity Central Index Key	0002009233
Entity File Number	333-284322
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, Date of Incorporation	Aug. 08, 2023
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	No. 2, Lorong Teknologi 3/4A
Entity Address, Address Line Two	Taman Sains Selangor, Kota Damansara
Entity Address, City or Town	Petaling Jaya, Selangor
Entity Address, Country	MY
Entity Address, Postal Zip Code	47810
Entity Listings [Line Items]
Title of 12(b) Security	N/A
No Trading Symbol Flag	true
Security Exchange Name	NONE
Entity Common Stock, Shares Outstanding	20,423,485
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Mr. Gerard Kim Meng Lim
Contact Personnel Email Address	hello@agrozgroup.com
Entity Address, Address Line One	No. 2, Lorong Teknologi 3/4A
Entity Address, Address Line Two	Taman Sains Selangor, Kota Damansara
Entity Address, City or Town	Petaling Jaya, Selangor
Entity Address, Country	MY
Entity Address, Postal Zip Code	47810
Entity Phone Fax Numbers [Line Items]
City Area Code	+60
Local Phone Number	18-218 2300